Leases - Summary of changes in right of use assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Leases [Line Items]
Beginning balance	$ 132.7	$ 214.2
Additions	66.2	23.0
Depreciation	(37.2)	(36.2)
Effect of foreign currency exchange rate changes	2.6	(3.5)
Remeasurement and other	16.0	(64.8)
Ending balance	180.3	132.7
Building & land
Leases [Line Items]
Beginning balance	117.7	198.0
Additions	59.2	17.1
Depreciation	(30.7)	(29.9)
Effect of foreign currency exchange rate changes	2.0	(3.1)
Remeasurement and other	15.0	(64.4)
Ending balance	163.2	117.7
Equipment
Leases [Line Items]
Beginning balance	14.9	16.1
Additions	7.0	5.8
Depreciation	(6.5)	(6.3)
Effect of foreign currency exchange rate changes	0.7	(0.3)
Remeasurement and other	1.0	(0.4)
Ending balance	17.1	14.9
Other
Leases [Line Items]
Beginning balance	0.1	0.1
Additions	0.0	0.1
Depreciation	0.0	0.0
Effect of foreign currency exchange rate changes	(0.1)	(0.1)
Remeasurement and other	0.0	0.0
Ending balance	$ 0.0	$ 0.1